UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira,

Franklin Templeton

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2022

WESTERN ASSET

INTERMEDIATE-TERM MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*

A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Intermediate-Term Municipals Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate-Term Municipals Fund for the six-month reporting period ended September 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 31, 2022

Western Asset Intermediate-Term Municipals Fund	III

Performance review

For the six months ended September 30, 2022, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned -5.25%. The Fund’s unmanaged benchmark, the Bloomberg Municipal 1–15 Year Bond Indexi, returned -4.09% for the same period. The Lipper Intermediate Municipal Debt Funds Category Averageii returned -5.35% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate-Term Municipals Fund:
Class A	-5.25%
Class C	-5.37%
Class I	-5.18%
Class IS	-5.14%
Bloomberg Municipal 1-15 Year Bond Index	-4.09%
Lipper Intermediate Municipal Debt Funds Category Average	-5.35%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended September 30, 2022 for Class A, Class C, Class I and Class IS shares were 2.95%, 2.39%, 3.18% and 3.23%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 3.14%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated July 29, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 0.59%, 1.18%, 0.46% and 0.37%, respectively.

IV	Western Asset Intermediate-Term Municipals Fund

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A Shares, 1.35% for Class C shares, 0.43% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 31, 2022

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund indirectly bears its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Western Asset Intermediate-Term Municipals Fund	V

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg Municipal 1–15 Year Bond Index is a market value weighted index of investment grade (Baa3/BBB-or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 221 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Intermediate-Term Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2022 and March 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2022 and held for the six months ended September 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-5.25%	$1,000.00	$947.50	0.59%	$2.88	Class A	5.00%	$1,000.00	$1,022.11	0.59%	$2.99
Class C	-5.37	1,000.00	946.30	1.20	5.85	Class C	5.00	1,000.00	1,019.05	1.20	6.07
Class I	-5.18	1,000.00	948.20	0.43	2.10	Class I	5.00	1,000.00	1,022.91	0.43	2.18
Class IS	-5.14	1,000.00	948.60	0.37	1.81	Class IS	5.00	1,000.00	1,023.21	0.37	1.88

[1]	For the six months ended September 30, 2022.

2	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 86.1%
Alabama — 1.9%
Alabama Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$9,250,000	$9,450,206
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	9,000,000	9,091,665
Subordinated Lien Warrants, Series D	5.000%	10/1/22	2,000,000	2,000,000
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,060,570
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	25,125,000	25,064,793	(a)(b)
Total Alabama				49,667,234
Alaska — 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	750,000	794,757
State Capital Project, Series B	4.000%	12/1/35	1,000,000	970,888
State Capital Project, Series B	4.000%	12/1/36	750,000	708,852
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,119,335
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,035,514
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,709,550
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,305,269
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	1,750,000	1,830,813
Total Alaska				9,474,978
Arizona — 2.0%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	713,241
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	870,082
Lincoln South Beltway Project	5.000%	2/1/24	2,000,000	2,040,369
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,054,560
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,550,632

See Notes to Financial Statements.

4	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Arizona State IDA, Hospital Revenue:
Phoenix Children’s Hospital Project	5.000%	2/1/36	$1,100,000	$1,136,566
Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,319,253
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	7,901,318	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	8,900,000	9,013,423	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	3,400,000	3,489,325	(d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,117,549
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,771,808	(c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,361,717	(c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,146,181	(c)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,594,896
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	3,695,108
Total Arizona				52,776,028
California — 9.0%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,071,176
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,290,165
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,181,924
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,131,646	(e)
Series A, Refunding	5.000%	5/1/29	1,255,000	1,291,106	(e)
Series A, Refunding	5.000%	5/1/30	1,700,000	1,748,908	(e)
Series A, Refunding	5.000%	5/1/31	1,850,000	1,903,224	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	3.560%	4/1/24	3,000,000	3,014,566	(a)(b)
San Francisco Bay Area, Series C-1 (SIFMA Municipal Swap Index Yield + 0.900%)	3.360%	5/1/23	30,000,000	30,008,628	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	$2,300,000	$2,277,315	(a)(b)
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	2,250,000	2,200,267	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	6,308,216
California State MFA Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,142,328
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,576,001	(c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,383,465	(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	460,125	(c)
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	7,060,000	7,068,827	(c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,421,633	(d)
California State, GO:
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	2,718,045
Various Purpose, Refunding	5.000%	10/1/41	3,000,000	3,204,235
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,405,000	8,411,163	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/33	5,000,000	5,480,722	(e)
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	3,000,000	3,288,433	(e)
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	7,000,000	7,673,010	(e)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,025,068
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	5,410,560
Senior Proposition C, Series B	5.000%	7/1/35	5,000,000	5,387,549

See Notes to Financial Statements.

6	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	$3,690,000	$3,918,994
Los Angeles International Airport, Series G, Refunding	5.000%	5/15/27	3,390,000	3,553,283	(c)
Los Angeles International Airport, Series H, Refunding	5.000%	5/15/27	4,175,000	4,376,093	(c)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,775,000	1,819,584	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,011,681	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,010,187	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	4,988,918	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	2,527,208	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,023,466	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	1,726,746	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,295,821	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/36	6,450,000	6,842,461
Series C	5.000%	7/1/37	3,000,000	3,155,978
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,780,000	1,934,164
Series B	6.125%	11/1/29	17,040,000	18,516,617
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	3,000,000	2,994,943	(a)(b)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.000%	9/1/42	3,700,000	3,867,712
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,000,000	4,054,830	(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	$6,250,000	$6,719,741
Series A, Refunding	5.000%	10/1/43	3,000,000	3,169,629
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	6,645,000	7,163,362
Series A, Refunding	5.000%	8/1/35	3,115,000	3,345,633
Series A, Refunding	5.000%	8/1/36	1,000,000	1,071,647
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,067,291
COP, School Financing Project, AGM	5.000%	10/1/35	1,500,000	1,598,599
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series D, Refunding	5.000%	5/1/48	2,500,000	2,499,960	(c)
Series A	5.000%	1/1/34	1,000,000	1,022,288	(c)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	3,000,000	3,079,597
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,076,152
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,457,314
Series 2018	5.000%	8/1/43	2,000,000	2,112,237
Tobacco Securitization Authority of Southern California:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	671,133
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,019,278
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,016,689
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	760,764
Total California				235,548,305
Colorado — 1.9%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	499,472

See Notes to Financial Statements.

8	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Denver, CO, City & County Airport System Revenue:
Series A	5.500%	11/15/40	$15,000,000	$15,922,744	(c)
Series A	5.500%	11/15/42	9,000,000	9,500,099	(c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,578,771	(c)
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding, AGM	5.000%	12/15/27	255,000	271,096
Series 2020, Refunding, AGM	5.000%	12/1/26	385,000	407,253
Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	448,791
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	6,485,000	6,567,151
Series 2008	6.250%	11/15/28	8,000,000	8,490,022
Regional Transportation District:
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/30	700,000	720,118
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/31	450,000	462,614
Denver Transit Partners Eagle P3 Project, Series A	5.000%	7/15/31	400,000	410,229
Total Colorado				48,278,360
Connecticut — 1.2%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,178,093
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,020,916
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/33	3,000,000	3,246,690
Transportation Infrastructure, Series A	5.000%	5/1/34	4,500,000	4,845,447
Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	5,275,070
Connecticut State, GO:
Series C	4.000%	6/1/35	1,525,000	1,452,158
Series C	4.000%	6/1/37	1,000,000	933,768
Series C	4.000%	6/1/38	1,250,000	1,161,225
Series E	5.000%	10/15/34	2,900,000	3,043,566

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	$1,750,000	$1,830,346
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,144,030
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	2,200,000	2,351,459
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,039,399
Total Connecticut				32,522,167
Delaware — 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,356,861
District of Columbia — 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	470,858
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	453,758
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,057,538
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,059,275
Total District of Columbia				10,041,429
Florida — 4.6%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,767,105	(c)
Series 2017	5.000%	10/1/42	1,500,000	1,500,035	(c)
Series A	5.000%	10/1/27	1,750,000	1,816,056	(c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,798,880	(c)
Series 2022	5.000%	9/1/33	1,800,000	1,858,937	(c)
Series 2022	5.000%	9/1/35	1,650,000	1,685,907	(c)
Series 2022	5.000%	9/1/36	1,305,000	1,329,920	(c)
Series 2022	5.000%	9/1/38	1,350,000	1,367,144	(c)
Series 2022	5.000%	9/1/39	1,415,000	1,426,494	(c)
Series 2022	5.000%	9/1/40	1,150,000	1,157,356	(c)
Series 2022	5.000%	9/1/41	1,290,000	1,295,478	(c)
Series 2022	5.000%	9/1/42	1,750,000	1,745,689	(c)
Series B	5.000%	9/1/31	10,155,000	10,823,710	(c)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,160,751
Series A, Refunding	5.000%	7/1/28	5,500,000	5,713,725
Series A, Refunding	5.000%	7/1/30	5,000,000	5,173,105

See Notes to Financial Statements.

10	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	$1,250,000	$1,305,057
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,042,014
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	6,120,941
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	1,940,496	(d)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,046,736
Series A, Refunding	5.000%	10/1/27	3,000,000	3,066,398
Series A, Refunding	5.000%	10/1/28	1,000,000	1,021,273
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	3,002,716	(c)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	4,750,000	4,750,000
Lee County, FL, Airport Revenue:
Series A, Refunding	5.000%	10/1/31	3,500,000	3,662,865	(c)
Series A, Refunding, AGM	5.000%	10/1/22	2,045,000	2,045,000	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/34	1,600,000	1,507,181
Series A, Refunding	4.000%	10/1/35	1,505,000	1,405,619
Series A, Refunding	4.000%	10/1/37	2,075,000	1,901,015
Series A, Refunding	4.000%	10/1/39	5,175,000	4,672,571
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,067,685
Series B, Refunding	5.000%	7/1/25	3,730,000	3,819,864
Series B, Refunding	5.000%	7/1/26	1,700,000	1,740,089
Series B, Refunding	5.000%	7/1/27	2,350,000	2,401,822
Series B, Refunding	5.000%	7/1/28	1,000,000	1,018,157
Series B, Refunding	5.000%	7/1/30	2,500,000	2,550,466
Series B, Refunding	5.000%	7/1/31	2,750,000	2,801,790
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,039,639
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	646,565
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,013,780

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	$3,745,000	$3,883,764
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	407,594
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	616,180
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,181,164
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,328,640
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	977,688
State of Florida Department of Transportation Turnpike System Revenue, Series A	4.000%	7/1/39	5,000,000	4,663,071
Tampa, FL, Hospital Revenue:
H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	1,250,000	1,261,320
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	861,129
Total Florida				119,390,581
Georgia — 0.9%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	3,145,094
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,458,556
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	796,116
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,503,737
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,704,616
Georgia State Municipal Electric Authority Power Revenue:
Series A	4.000%	1/1/51	645,000	519,577
Series A, AGM	4.000%	1/1/46	1,780,000	1,580,144
Series A, Refunding	5.000%	1/1/34	850,000	876,927
Series A, Refunding	5.000%	1/1/35	875,000	896,724
Series A, Refunding	5.000%	1/1/36	1,075,000	1,096,746

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Series A, Refunding	5.000%	1/1/37	$1,000,000	$1,016,791
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	2,800,139
Series C	4.000%	9/1/26	2,125,000	2,060,110	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,054,095	(e)
Total Georgia				22,509,372
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	4.000%	1/1/36	1,085,000	939,747
Series F, Refunding	4.000%	1/1/42	2,050,000	1,660,397
Total Guam				2,600,144
Illinois — 12.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,705,570
Series 2018	5.000%	4/1/36	1,270,000	1,285,161
Series 2018	5.000%	4/1/37	1,400,000	1,413,584
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/38	1,500,000	1,467,753
Dedicated, Series A	5.000%	12/1/47	18,000,000	16,943,587
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,224,259
Series A	5.000%	12/1/32	6,050,000	6,016,289
Series A	5.000%	12/1/35	3,450,000	3,409,822
Series A	5.000%	12/1/37	3,540,000	3,480,559
Series A	5.000%	12/1/40	1,750,000	1,699,123
Series A, Refunding	5.000%	12/1/29	2,500,000	2,536,711
Series B, Refunding	5.000%	12/1/36	3,100,000	3,056,783
Series C, Refunding	5.000%	12/1/24	2,500,000	2,544,719
Series C, Refunding	5.000%	12/1/25	1,000,000	1,022,362
Series D	5.000%	12/1/46	1,000,000	968,587
Chicago, IL, GO:
Series A	5.000%	1/1/40	7,075,000	6,878,611
Series A	5.000%	1/1/44	2,200,000	2,097,033
Series A, Refunding	5.000%	1/1/25	4,000,000	4,071,864
Series A, Refunding	5.000%	1/1/27	2,250,000	2,293,885

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A, Refunding	5.625%	1/1/29	$1,250,000	$1,283,313
Series C, Refunding	5.000%	1/1/25	2,765,000	2,814,676
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,282,291	(e)
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,323,823	(e)
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,412,078	(e)
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,479,567	(e)
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,635,311	(e)
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,713,183	(e)
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,801,437	(e)
Series B, Green Bond	5.000%	12/1/33	1,820,000	1,889,692	(e)
Series B, Green Bond	5.000%	12/1/34	1,910,000	1,983,139	(e)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A, Refunding	5.000%	1/1/42	3,850,000	3,864,032	(c)(f)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,757,713	(c)(f)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	1,926,998	(c)(f)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	7,713,129
Senior Lien, Series D	5.250%	1/1/37	4,600,000	4,783,699
Series A, Refunding	5.000%	1/1/33	2,145,000	2,161,971	(c)
Series B, Refunding	5.000%	1/1/33	4,500,000	4,596,167
Series B, Refunding	5.000%	1/1/34	10,505,000	10,708,474
Series C	5.000%	1/1/30	6,010,000	6,100,017	(c)
Series C, Refunding	5.000%	1/1/43	1,570,000	1,571,925	(c)(f)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,462,144	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	5,916,626
Second Lien, Series A, Refunding	4.000%	12/1/50	2,000,000	1,650,260
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,648,805
Second Lien	5.000%	1/1/31	1,500,000	1,509,839
Second Lien	5.000%	1/1/32	1,000,000	1,004,552
Second Lien	5.000%	1/1/33	1,035,000	1,037,749
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,129,163
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,808,304

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Second Lien Project	5.000%	11/1/31	$2,000,000	$2,019,401
Second Lien Project	5.000%	11/1/33	1,500,000	1,505,077
Second Lien Project	5.000%	11/1/34	1,000,000	1,000,382
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,132,953
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,657,880
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	5.000%	11/15/32	1,415,000	1,511,872
Series A, Refunding	5.000%	11/15/38	2,000,000	2,071,848
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	586,072
Property Tax	5.000%	1/1/30	885,000	943,729
Illinois State Finance Authority Revenue:
Benedictine University, Refunding, Series 2021	5.000%	10/1/25	505,000	505,782
Benedictine University, Refunding, Series 2021	5.000%	10/1/27	630,000	628,491
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	1,000,000	1,052,252
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/34	2,000,000	2,089,890
Provident Group — UIC Surgery Center LLC — University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	405,663
Provident Group — UIC Surgery Center LLC — University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	432,642
Provident Group — UIC Surgery Center LLC — University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	396,696
Provident Group — UIC Surgery Center LLC — University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,042,565
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	645,870
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,125,533
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,180,979

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
State Tax Supported, Refunding, AGM	5.250%	6/15/32	$9,500,000	$9,710,202
Illinois State Toll Highway Authority Revenue:
Series A	4.000%	1/1/46	2,895,000	2,576,228
Series C, Refunding	5.000%	1/1/25	5,000,000	5,181,926
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	535,069
Series A, Refunding, AGM	5.000%	4/1/28	475,000	507,379
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,153,324
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,236,433
Series A	5.000%	3/1/32	3,925,000	3,993,963
Series A	5.000%	3/1/35	2,300,000	2,281,021
Series A	5.000%	3/1/36	1,000,000	989,438
Series A	5.000%	5/1/36	4,665,000	4,613,588
Series A	5.000%	5/1/39	4,800,000	4,694,025
Series A, Refunding	5.000%	10/1/27	12,805,000	13,091,301
Series A, Refunding	5.000%	10/1/28	2,000,000	2,046,729
Series A, Refunding	5.000%	10/1/30	1,275,000	1,299,376
Series B	5.000%	12/1/33	4,000,000	4,005,560
Series B, Refunding	5.000%	9/1/27	6,015,000	6,147,563
Series B, Refunding	5.000%	10/1/27	3,000,000	3,067,075
Series D	5.000%	11/1/27	6,975,000	7,132,777
Kane County, IL, School District #131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	783,012
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	6,046,294
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,277,813
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	8,046,367
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	16,400,000	15,358,105
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,040,623
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	635,064

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	$10,920,000	$9,829,598
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	14,401,131
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	1,750,000	1,839,730
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,273,582
Series C, Refunding	5.000%	3/15/26	1,800,000	1,831,921
Total Illinois				323,648,133
Indiana — 1.2%
Indiana State Finance Authority, Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,294,583	(a)(b)
Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	5,649,496
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,348,918
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,000,000	2,882,056
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	6,158,363
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,097,996
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2019D, Refunding	5.000%	1/1/26	2,900,000	2,982,027	(c)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,500,000	4,648,060	(c)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	290,000	294,469	(c)
Total Indiana				31,355,968
Iowa — 0.4%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	12,000,000	10,866,652	(a)(b)
Kansas — 0.0%††
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	796,417	(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — 1.7%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	$5,000,000	$4,406,553	(a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,321,222	(a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	13,626,510	(a)(b)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,530,716
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,066,191
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,058,309	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,150,945	(a)(b)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/23	1,600,000	1,602,729
Series B, Refunding	5.000%	1/1/24	1,350,000	1,375,948
Series B, Refunding	5.000%	1/1/27	650,000	685,872
Trimble County, KY, Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	7,286,498	(a)(b)(c)
Total Kentucky				44,111,493
Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	7,000,000	6,421,857	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	12/1/23	5,015,000	4,896,683	(a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,559,120
Refunding, AGM	5.000%	12/1/29	2,000,000	2,096,415
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	5,250,000	5,121,138	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,750,000	3,502,841	(a)(b)
Total Louisiana				24,598,054

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Maryland — 0.3%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	$625,000	$635,938
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,470,957
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,609,648
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,036,943
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	3,439,291
Total Maryland				8,192,777
Massachusetts — 2.4%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,071,629
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,140,157
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,065,476
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	1,825,826
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,257,767
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,046,502
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	970,456
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	4,000,000	4,276,944	(a)(b)
Northeastern University Issue, Refunding	5.000%	10/1/44	2,000,000	2,065,184
Northeastern University Issue, Series 2022, Refunding	5.000%	10/1/40	6,500,000	6,766,067
Northeastern University Issue, Series 2022, Refunding	5.000%	10/1/42	12,500,000	12,948,225
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,559,392
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	504,688
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,127,075
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,866,052
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,328,272

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/33	$4,880,000	$5,047,826	(c)
Series E	5.000%	7/1/46	4,000,000	4,015,404	(c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	6,873,006
Total Massachusetts				61,755,948
Michigan — 2.5%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,021,517
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,358,443
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	8,061,794
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	4,694,861
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County Guaranty	5.000%	1/1/46	1,000,000	1,027,938	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,020,826
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,053,500
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,562,185
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,260,066
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,535,786
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	11,841,896
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	3,753,790
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	715,605

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	$1,850,000	$1,656,159
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,198,214	(a)(b)(c)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	2,649,660	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	3,670,088	(c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,243,182
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,710,410
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,066,741
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,040,012
Walled Lake Consolidated School District, MI, GO, Q-SBLF	5.000%	5/1/45	2,300,000	2,414,958
Total Michigan				65,557,631
Mississippi — 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,152,671	(a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,407,512
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,895,826
Total Mississippi				9,456,009
Missouri — 0.5%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,004,849
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,267,934	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,001,137	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,500,719	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	$750,000	$733,104	(a)(b)(c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,341,837
Total Missouri				11,849,580
Nebraska — 0.3%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/37	4,500,000	4,425,391
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,179,159	(a)(b)
Total Nebraska				6,604,550
Nevada — 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,277,481
New Hampshire — 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,460,847	(a)(b)(c)
New Jersey — 7.0%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,029,902
Refunding, AGM	5.000%	11/1/27	1,500,000	1,543,533
Refunding, AGM	5.000%	11/1/29	1,500,000	1,540,969
Refunding, AGM	5.000%	11/1/31	1,000,000	1,023,632
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,078,828
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,044,813
Provident Group — Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,278,483
Provident Group — Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,581,823
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,171,583	(e)
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,220,065	(e)
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,486,577

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Series DDD	5.000%	6/15/35	$1,000,000	$1,008,417
School Facilities Construction, Series DDD	5.000%	6/15/42	4,380,000	4,342,109
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	4.060%	3/1/28	20,000,000	20,013,012	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	4,060,000	4,082,818
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	875,052
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,755,467
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,115,941
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,058,700
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,510,368
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	11,970,856	(e)
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	11,229,903	(e)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,400,000	1,404,897	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,027,528
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	4,844,876
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,433,844
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,066,415
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,236,309
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding, Series A	5.000%	6/15/24	1,500,000	1,532,047
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	6,731,626
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,022,557
Transportation Program, Series AA	5.000%	6/15/37	3,165,000	3,186,462
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,200,000	4,241,281
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,154,505
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,037,149
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	2,646,749
Transportation System, Series A, Refunding	5.000%	12/15/27	1,625,000	1,689,885
Transportation System, Series A, Refunding	5.000%	12/15/28	11,375,000	11,861,588

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Transportation System, Series A, Refunding	4.000%	6/15/36	$2,500,000	$2,253,218
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	9,341,939
Series A, Refunding	5.000%	1/1/33	10,230,000	10,600,188
State of New Jersey, GO, COVID-19 Emergency, Series A	5.000%	6/1/25	18,600,000	19,341,004
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,295,507
Series A, Refunding	5.000%	6/1/36	3,000,000	3,036,809
Total New Jersey				181,949,234
New York — 10.3%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	10,401,715
Long Island, NY, Power Authority:
Electric System Revenue, Series B, Refunding	1.500%	9/1/26	5,500,000	4,905,526	(a)(b)
Series A, Refunding	5.000%	9/1/34	1,860,000	2,022,670
Series A, Refunding	5.000%	9/1/38	1,400,000	1,474,980
Series B, Refunding	5.000%	9/1/32	5,820,000	6,095,027
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2, Refunding	5.000%	11/15/24	1,315,000	1,348,792
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,546,438
Green Bonds, Series D-1	5.000%	11/15/43	1,650,000	1,589,048
Green Bonds, Series E	5.000%	11/15/29	1,000,000	1,038,079
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,250,598
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	3,886,340
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,113,901
Series A-2	5.000%	5/15/30	5,250,000	5,425,254	(a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,644,196
Nassau County, NY, Industrial Development Agency, Step bond, Continuing Care Retirement Community Revenue Project	5.000%	1/1/58	551,102	302,669	(b)
New York City, NY, GO:
Series C	5.000%	8/1/38	6,500,000	6,836,027
Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	3,500,000	3,546,007	(a)(b)
Subseries F-1	5.000%	3/1/37	6,000,000	6,341,073
Subseries F-1	4.000%	3/1/38	1,000,000	941,402
Subseries F-1	5.000%	3/1/39	1,500,000	1,572,839

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Subseries F-1	4.000%	3/1/40	$1,500,000	$1,393,369
Subseries F-1	5.000%	3/1/42	3,500,000	3,643,793
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	533,368
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	1,500,000	1,613,868
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/30	1,600,000	1,732,839
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,174,769
New York City, NY, TFA Future Tax Secured Revenue:
Series C	4.000%	5/1/38	3,500,000	3,314,263
Series C1	4.000%	11/1/38	8,055,000	7,618,118
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,584,653
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,131,002
New York State Dormitory Authority Revenue:
Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	20,000	21,817	(e)
Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	7,780,000	8,446,973
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	7,951,307
State Supported, Series A	5.000%	3/15/40	6,000,000	6,154,282
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Unrefunded	5.000%	2/15/43	5,810,000	5,934,634
Series D, Refunding	5.000%	2/15/41	9,435,000	9,784,474
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	8,975,071	(d)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	$4,500,000	$4,625,906
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,152,341
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	255,470
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,158,066
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	1,814,234
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	4,723,647	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,363,503	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,005,518	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/35	13,335,000	12,281,520	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	8,000,000	7,281,097	(c)
Series C	5.000%	12/1/29	2,500,000	2,571,827
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,034,051
New York State Urban Development Corp. Revenue:
State Personal Income Tax, Series A	5.000%	3/15/41	7,945,000	8,237,484
State Personal Income Tax, Series C	4.000%	3/15/45	7,750,000	6,951,106
State Personal Income Tax, Series C, Refunding	5.000%	3/15/43	8,950,000	9,232,577
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,084,983	(c)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,080,388	(c)
Series 194, Refunding	5.000%	10/15/33	10,000,000	10,446,904
Series 226, Refunding	5.000%	10/15/39	3,105,000	3,137,554	(c)

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	$2,465,000	$2,539,943
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,000,000	10,289,596
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,500,000	10,854,358
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	4,650,000	4,771,453
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	517,285
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/37	1,375,000	1,419,314
Total New York				268,121,306
North Carolina — 0.5%
Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	2,380,000	2,517,851
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,565,554
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,042,013
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,357,950
Charlotte Douglas International Airport, Refunding	5.000%	7/1/36	1,100,000	1,152,998
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	2,000,000	2,177,079
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	3,894,284
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	522,367
Total North Carolina				14,230,096
Ohio — 1.0%
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,418,358
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,346,033
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	1,500,000	1,601,632
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	2,750,000	2,844,156

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$7,100,000	$5,972,788
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	3,000,000	2,612,827	(a)(b)(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,100,000	3,049,680	(a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,052,954
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/35	880,000	916,981
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	962,341
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	646,403
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	507,790
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,025,141
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,225,778
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	784,990	(c)
Total Ohio				26,967,852
Oregon — 0.8%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	2,480,000	2,622,375	(e)
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	690,000	726,646
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,121,972	(e)
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	1,969,966
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,344,521

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	$4,650,000	$4,820,191
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,529,920	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	500,000	514,791	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,036,124	(c)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,321,023
Washington Multnomah & Yamhill Counties, OR, School District #1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,151,949
Total Oregon				21,159,478
Pennsylvania — 3.0%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	401,777
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	369,252
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,407,132
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	265,000	275,224	(g)
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	285,000	295,996	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	660,000	685,464	(g)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	1,075,000	1,100,083
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	715,000	742,586	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	1,500,000	1,533,382
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	300,000	311,575	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	575,000	586,558
Penn State Health	4.000%	11/1/35	2,000,000	1,853,578

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	$1,000,000	$1,015,041
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,114,672
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,310,962
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,736,712
Penn State Health, Series 2021	5.000%	11/1/46	3,900,000	3,881,396
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,123,844
Pennsylvania State Turnpike Commission Revenue:
Series A, Refunding	5.000%	12/1/47	4,750,000	4,857,851
Series B	5.000%	12/1/36	1,000,000	1,055,928
Series B	5.000%	12/1/37	1,750,000	1,829,727
Series B	5.000%	12/1/38	2,000,000	2,076,310
Series B	5.000%	12/1/39	3,000,000	3,108,565
Series B	5.000%	12/1/40	2,250,000	2,326,430
Series B	5.000%	12/1/45	2,000,000	2,048,091
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,085,488
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	6,674,181	(c)
Series A, Refunding	5.000%	6/15/34	6,955,000	6,989,352	(c)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	3,500,000	3,792,738
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,199,251
Series B	5.000%	2/1/36	1,500,000	1,566,681
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,381,363
Philadelphia, PA, Water & Wastewater Revenue, Series B	5.000%	11/1/49	6,155,000	6,332,653
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,425,191
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,266,732
Total Pennsylvania				78,761,766

See Notes to Financial Statements.

30	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — 2.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	$8,155,000	$7,253,677	(d)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,117,522	(d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	51,221	47,103
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	109,537
Restructured, Series A-1	5.250%	7/1/23	85,961	86,364
Restructured, Series A-1	5.375%	7/1/25	171,446	173,235
Restructured, Series A-1	5.625%	7/1/27	169,893	173,636
Restructured, Series A-1	5.625%	7/1/29	167,137	171,233
Restructured, Series A-1	5.750%	7/1/31	162,338	165,843
Restructured, Series A-1	4.000%	7/1/33	153,940	135,719
Restructured, Series A-1	4.000%	7/1/35	138,371	118,625
Restructured, Series A-1	4.000%	7/1/37	118,759	97,760
Restructured, Series A-1	4.000%	7/1/41	161,467	126,480
Restructured, Series A-1	4.000%	7/1/46	167,923	126,209
Subseries CW	0.000%	11/1/43	766,656	384,286	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	2,048,750	*(h)
Series A	5.000%	7/1/42	3,370,000	2,510,650	*(h)
Series A	5.050%	7/1/42	950,000	705,375	*(h)
Series DDD, Refunding	5.000%	7/1/21	3,460,000	2,560,400	*(i)
Series TT	5.000%	7/1/37	4,775,000	3,557,375	*(h)
Series WW	5.500%	7/1/38	840,000	628,950	*(h)
Series XX	5.250%	7/1/40	7,730,000	5,758,850	*(h)
Series ZZ, Refunding	5.000%	7/1/18	250,000	185,000	*(i)
Series ZZ, Refunding	5.250%	7/1/18	850,000	629,000	*(i)
Series ZZ, Refunding	5.250%	7/1/25	370,000	275,650	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	2,937,965
Restructured, Series A-1	4.550%	7/1/40	680,000	605,931
Restructured, Series A-1	4.750%	7/1/53	12,420,000	10,638,495
Restructured, Series A-1	5.000%	7/1/58	2,330,000	2,062,754
Restructured, Series A-2	4.329%	7/1/40	4,380,000	3,794,280
Restructured, Series A-2	4.329%	7/1/40	2,170,000	1,879,814
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	5,382,091
Total Puerto Rico				56,448,559

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	$2,500,000	$2,543,534
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,034,120
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,594,885
Total Rhode Island				6,172,539
South Carolina — 0.8%
Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, Series A, Refunding	3.875%	4/1/23	3,850,000	3,840,287	(c)
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,628,879
Refunding	5.000%	12/1/30	2,250,000	2,329,677
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	4,797,737
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	2,895,015	(c)
Series 2018	5.000%	7/1/37	2,000,000	2,027,701	(c)
Total South Carolina				19,519,296
Tennessee — 1.9%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	3,200,000	3,327,052
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,559,556
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,542,849	(c)
Series B	5.000%	7/1/26	1,750,000	1,806,055	(c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	8,913,002	(a)(b)
Series A	5.250%	9/1/24	6,885,000	6,977,712
Series C	5.000%	2/1/24	25,000,000	25,188,110
Total Tennessee				49,314,336

See Notes to Financial Statements.

32	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — 8.4%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	$650,000	$682,111
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	957,331
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	730,646
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,822,177
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	2,766,083	(c)
Series 2022	5.000%	11/15/36	3,000,000	3,073,679	(c)
Series 2022	5.000%	11/15/37	2,000,000	2,039,633	(c)
Series B	5.000%	11/15/30	5,640,000	5,901,837	(c)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,621,349
GO	5.000%	2/15/30	2,000,000	2,159,124
GO	5.000%	2/15/31	2,250,000	2,421,126
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	10,075,501
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	10,065,216
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,539,401
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	7,886,843	(e)
Series A, Refunding	5.000%	12/1/36	4,250,000	4,469,211	(e)
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/35	2,500,000	2,310,513
Forney, TX, ISD, GO, School Building, Series B, PSF - GTD	4.000%	8/15/47	4,475,000	4,017,632
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	4,891,157
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	2,937,863	(c)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	641,306

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	$9,000,000	$9,267,671
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,504,132	(c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,502,296	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	4,715,693	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,547,731	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,798,262	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,378,811	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,371,453	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	2,728,750	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,313,018	(c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,783,537
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,921,780
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,130,465
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,122,539
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,272,838	(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,207,310	(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,500,000	1,374,381
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,600,409
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	516,342
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,345,077
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	17,757,316
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,067,412
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	3,717,868	(c)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,632,017	(c)
Series A, Refunding	5.000%	10/1/38	3,500,000	3,704,589	(c)

See Notes to Financial Statements.

34	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Socorro, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/41	$5,200,000	$5,400,872
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	1,833,740
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	5.000%	10/1/37	1,000,000	1,051,666
Methodist Hospitals of Dallas	5.000%	10/1/39	1,650,000	1,721,581
Methodist Hospitals of Dallas	5.000%	10/1/40	2,000,000	2,080,143
Texas Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	2,000,000	1,917,515
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	16,260,000	16,897,688
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	5,500,000	5,621,927
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/29	7,000,000	7,214,110
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, LBJ Infrastructure Group LLC	4.000%	12/31/34	1,500,000	1,355,725
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	984,459
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/36	2,325,000	2,211,404
West Harris County, TX, Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	1,830,011
Total Texas				219,412,277
Utah — 0.3%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,036,104	(c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,315,719
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,842,524
Series 2019	4.000%	10/15/33	600,000	527,102
Series 2019	4.000%	10/15/39	925,000	751,108

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Utah — continued
Series 2021	4.000%	10/15/32	$500,000	$446,778
Series 2021	4.000%	10/15/35	400,000	341,182
Series 2021	4.000%	10/15/36	200,000	168,511
Total Utah				8,429,028
Vermont — 0.0%††
University of Vermont & State Agricultural College, Series A	5.000%	10/1/44	1,000,000	1,046,207
Virginia — 0.3%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,207,644
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,360,776
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,045,441
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	6/30/42	2,125,000	2,124,947	(c)
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	12/31/42	2,000,000	1,999,950	(c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,051,979
Total Virginia				8,790,737
Washington — 2.5%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,218,261
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	8,889,226
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	10,444,538
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,309,067	(c)
Series 2019	5.000%	4/1/32	3,040,000	3,181,035	(c)
Series A	5.000%	5/1/36	4,000,000	4,062,049	(c)
Series B, Refunding	5.000%	8/1/37	13,185,000	13,450,579	(c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,067,497	(c)

See Notes to Financial Statements.

36	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	$5,375,000	$5,215,107
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,900,000	2,972,997	(a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	625,000	633,258
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/39	500,000	503,387
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/40	700,000	702,368
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	1,991,355
Total Washington				65,640,724
West Virginia — 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	3,750,000	3,968,708	(a)(b)
Wisconsin — 0.8%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,592,928
Series A, Refunding	5.000%	11/1/32	2,000,000	2,065,672
Series A, Refunding	5.000%	11/1/33	2,000,000	2,064,860
Series A, Refunding	5.000%	11/1/34	2,000,000	2,064,454
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,469,457	(d)
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	1,700,000	1,672,863
Renown Regional Medical Center Project, Series A	5.000%	6/1/36	2,250,000	2,297,248
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	7,198,694
Total Wisconsin				21,426,176
Total Municipal Bonds (Cost — $2,382,936,277)				2,244,055,318
Municipal Bonds Deposited in Tender Option Bond Trust (j) — 0.9%
New York — 0.9%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Obligations Bonds, Series A (Cost — $25,167,607)	4.000%	3/15/45	25,170,000	22,607,525
Total Investments before Short-Term Investments (Cost — $2,408,103,884)				2,266,662,843

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 13.1%
Municipal Bonds — 13.1%
Alabama — 0.1%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	2.750%	7/15/32	$2,000,000	$2,000,000	(k)(l)
Arizona — 0.3%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	2.700%	11/15/52	8,680,000	8,680,000	(k)(l)
California — 0.3%
California State MFA Revenue, Chevron USA Inc. Project, Series A	2.500%	11/1/35	215,000	215,000	(k)(l)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	2.250%	5/1/30	6,680,000	6,680,000	(c)(k)(l)
San Jose, CA, Multifamily Housing Revenue, Series B, Refunding, LOC - FHLMC	2.460%	7/1/38	900,000	900,000	(c)(k)(l)
Total California				7,795,000
Delaware — 0.6%
University of Delaware Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	2.750%	11/1/35	4,300,000	4,300,000	(k)(l)
Series C, Refunding, SPA - TD Bank N.A.	2.750%	11/1/37	10,350,000	10,350,000	(k)(l)
Total Delaware				14,650,000
District of Columbia — 0.0%††
District of Columbia Revenue, Series A, LOC - TD Bank N.A.	2.950%	8/15/38	700,000	700,000	(k)(l)
Florida — 0.3%
Florida Gulf Coast University Finance Corp., Capital Improvement Revenue, Housing Projects, Series A, LOC - TD Bank N.A.	2.500%	2/1/38	1,400,000	1,400,000	(k)(l)
Hillsborough County, FL, IDA, Healthcare System Revenue:
Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	2.750%	11/1/38	1,300,000	1,300,000	(k)(l)
Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	2.450%	11/1/38	4,000,000	4,000,000	(k)(l)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	2.830%	5/1/24	160,000	160,000	(c)(k)(l)
Total Florida				6,860,000

See Notes to Financial Statements.

38	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — 0.0%††
Monroe County, GA, Development Authority Revenue, Florida Power & Light Co. Project	2.700%	11/1/47	$500,000	$500,000	(c)(k)(l)
Idaho — 0.0%††
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	2.750%	3/1/48	900,000	900,000	(k)(l)
Illinois — 0.0%††
Southwestern Illinois State Development Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project, LOC - JPMorgan Chase Bank	2.500%	10/1/27	500,000	500,000	(c)(k)(l)
Indiana — 0.5%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	2.750%	11/1/39	2,000,000	2,000,000	(k)(l)
Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	2.750%	11/1/39	10,360,000	10,360,000	(k)(l)
Total Indiana				12,360,000
Maryland — 0.5%
Maryland State Community Development Administration, Series J, SPA - Wells Fargo Bank N.A.	2.480%	9/1/40	3,635,000	3,635,000	(c)(k)(l)
Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	2.750%	7/1/41	10,045,000	10,045,000	(k)(l)
Total Maryland				13,680,000
Massachusetts — 0.2%
Massachusetts State DFA Revenue:
Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	2.900%	10/1/42	100,000	100,000	(k)(l)
Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	2.800%	10/1/42	4,005,000	4,005,000	(k)(l)
Massachusetts State HEFA Revenue, Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	2.800%	7/1/39	1,645,000	1,645,000	(k)(l)
Total Massachusetts				5,750,000

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — 0.2%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	2.750%	11/15/48	$4,210,000	$4,210,000	(k)(l)
Mississippi — 3.5%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	2.750%	12/1/30	4,305,000	4,305,000	(k)(l)
Chevron USA Inc. Project, Series A	2.750%	11/1/35	1,365,000	1,365,000	(k)(l)
Chevron USA Inc. Project, Series B	2.750%	12/1/30	4,090,000	4,090,000	(k)(l)
Chevron USA Inc. Project, Series B	2.750%	12/1/30	3,290,000	3,290,000	(k)(l)
Chevron USA Inc. Project, Series B	2.750%	11/1/35	1,200,000	1,200,000	(k)(l)
Chevron USA Inc. Project, Series C	2.750%	12/1/30	1,060,000	1,060,000	(k)(l)
Chevron USA Inc. Project, Series C	2.750%	12/1/30	12,000,000	12,000,000	(k)(l)
Chevron USA Inc. Project, Series D	2.750%	11/1/35	18,190,000	18,190,000	(k)(l)
Chevron USA Inc. Project, Series E	2.750%	12/1/30	3,000,000	3,000,000	(k)(l)
Chevron USA Inc. Project, Series G	2.750%	11/1/35	13,575,000	13,575,000	(k)(l)
Chevron USA Inc. Project, Series G	2.750%	11/1/35	3,650,000	3,650,000	(k)(l)
Chevron USA Inc. Project, Series H	2.750%	11/1/35	8,600,000	8,600,000	(k)(l)
Chevron USA Inc. Project, Series I	2.750%	11/1/35	2,930,000	2,930,000	(k)(l)
Chevron USA Inc. Project, Series K	2.750%	11/1/35	8,650,000	8,650,000	(k)(l)
Chevron USA Inc. Project, Series L	2.750%	11/1/35	4,420,000	4,420,000	(k)(l)
Total Mississippi				90,325,000
Missouri — 0.9%
Missouri State HEFA Revenue:
BJC Health System, Series A, Refunding, LIQ - U.S. Bank N.A.	2.500%	5/15/38	18,200,000	18,200,000	(k)(l)
BJC Health System, Series C, Refunding, LIQ - BJC Health System	2.500%	5/15/38	3,780,000	3,780,000	(k)(l)
Educational Facilities, Saint Louis University, Series B-2, LOC - Wells Fargo Bank N.A.	2.740%	10/1/35	670,000	670,000	(k)(l)
St. Louis University, Series B, LOC - U.S. Bank N.A.	2.750%	10/1/24	200,000	200,000	(k)(l)
Total Missouri				22,850,000
Nevada — 0.1%
Nevada State Housing Division, Multi Unit Housing Revenue, Series A, LOC - FNMA, LIQ - FNMA	2.480%	4/15/33	2,200,000	2,200,000	(c)(k)(l)

See Notes to Financial Statements.

40	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 0.0%††
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	2.550%	7/1/35	$500,000	$500,000	(k)(l)
Virtua Health Inc., Series B, LOC - JPMorgan Chase & Co.	2.850%	7/1/43	300,000	300,000	(k)(l)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	1.900%	7/1/43	100,000	100,000	(k)(l)
Total New Jersey				900,000
New York — 1.9%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	2.550%	11/1/38	400,000	400,000	(k)(l)
New York City, NY, GO:
Series 1, Subseries I-2, SPA - JPMorgan Chase & Co.	2.950%	3/1/40	100,000	100,000	(k)(l)
Subseries D-4, LOC - TD Bank N.A.	2.780%	8/1/40	800,000	800,000	(k)(l)
Subseries E-5, LOC - TD Bank N.A.	2.780%	3/1/48	800,000	800,000	(k)(l)
Subseries I-4, Refunding, LOC - TD Bank N.A.	2.780%	4/1/36	3,350,000	3,350,000	(k)(l)
New York City, NY, HDC:
MFH Revenue, Boricua Village Apartment Site, Series A-2, LOC - Citibank N.A.	2.350%	9/1/42	350,000	350,000	(c)(k)(l)
Multi-Family Mortgage Revenue, 15 East Clarke Place Apartments, Series A, LOC - JPMorgan Chase & Co.	2.350%	9/1/37	1,900,000	1,900,000	(c)(k)(l)
Multi-Family Mortgage Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	2.480%	6/1/40	1,000,000	1,000,000	(c)(k)(l)
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	2.550%	1/1/37	2,495,000	2,495,000	(c)(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	2.760%	6/15/33	755,000	755,000	(k)(l)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	2.910%	6/15/39	100,000	100,000	(k)(l)
Second General Resolution Fiscal 2009, Subseries BB-1, Refunding, SPA - UBS AG	2.910%	6/15/39	200,000	200,000	(k)(l)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	2.950%	6/15/50	$2,700,000	$2,700,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	2.780%	6/15/49	1,700,000	1,700,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	2.780%	6/15/48	3,875,000	3,875,000	(k)(l)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	2.770%	6/15/48	1,655,000	1,655,000	(k)(l)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	2.510%	6/15/48	4,435,000	4,435,000	(k)(l)
Second General Resolution, Series DD-1, Refunding, SPA - TD Bank N.A.	2.780%	6/15/43	4,900,000	4,900,000	(k)(l)
New York City, NY, TFA Revenue Future Tax Secured:
Subseries A, Refunding, SPA - TD Bank N.A.	2.780%	11/1/29	345,000	345,000	(k)(l)
Subseries A-3, SPA - Mizuho Bank Ltd.	2.930%	8/1/43	500,000	500,000	(k)(l)
New York State Dormitory Authority Revenue:
Cornell University, Series B, SPA - Bank of New York Mellon	2.490%	7/1/33	1,405,000	1,405,000	(k)(l)
Non-State Supported Debt, Northern Westchester Association, LOC - TD Bank N.A.	2.500%	11/1/34	1,195,000	1,195,000	(k)(l)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	2.500%	7/1/32	600,000	600,000	(k)(l)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	2.350%	11/1/39	200,000	200,000	(c)(k)(l)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	2.300%	11/15/31	1,600,000	1,600,000	(c)(k)(l)
Series I, SPA - TD Bank N.A.	3.070%	11/1/55	5,300,000	5,300,000	(k)(l)
10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	2.430%	5/1/35	1,965,000	1,965,000	(k)(l)

See Notes to Financial Statements.

42	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Weyant Green Apartments, Series A, LOC - FNMA, LIQ - FNMA	2.300%	5/15/37	$2,600,000	$2,600,000	(c)(k)(l)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	2.770%	1/1/32	2,780,000	2,780,000	(k)(l)
Total New York				50,005,000
North Dakota — 0.3%
North Dakota State HFA Revenue, Series C, SPA - TD Bank N.A.	2.500%	1/1/46	7,345,000	7,345,000	(k)(l)
Ohio — 0.1%
Ohio State HFA Revenue, Variable Rate Demand, Series G, Refunding, SPA - TD Bank N.A.	2.500%	3/1/36	2,400,000	2,400,000	(c)(k)(l)
Ohio State, GO, Common Schools, Series C	2.500%	6/15/26	100,000	100,000	(k)(l)
Total Ohio				2,500,000
Oregon — 0.6%
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	2.750%	8/1/34	5,100,000	5,100,000	(k)(l)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	2.750%	8/1/34	9,480,000	9,480,000	(k)(l)
Total Oregon				14,580,000
Pennsylvania — 0.8%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series D, LOC - TD Bank N.A.	2.450%	11/1/55	6,700,000	6,700,000	(k)(l)
Haverford, PA, Township School District, GO, State Aid Withholding, Refunding, LOC - TD Bank N.A.	2.500%	3/1/30	400,000	400,000	(k)(l)
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	2.750%	7/1/34	2,100,000	2,100,000	(k)(l)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	2.510%	12/1/39	1,000,000	1,000,000	(k)(l)
Pennsylvania State Turnpike Commission Revenue:
Second Series, Refunding, LOC - TD Bank N.A.	2.550%	12/1/38	2,420,000	2,420,000	(k)(l)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Series 2020, Refunding, LOC - TD Bank N.A.	2.550%	12/1/39	$9,500,000	$9,500,000	(k)(l)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	2.550%	12/1/34	160,000	160,000	(k)(l)
Total Pennsylvania				22,280,000
Texas — 1.2%
Gulf Coast, TX, Waste Disposal Authority:
ExxonMobil Project	2.800%	6/1/30	11,800,000	11,800,000	(c)(k)(l)
ExxonMobil Project, Series B	2.800%	6/1/25	7,000,000	7,000,000	(c)(k)(l)
Harris County, TX, Education Facilities Finance Corp. Revenue, Houston Methodist Hospital, Series B, Refunding	2.950%	12/1/59	200,000	200,000	(k)(l)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-1, Refunding	2.950%	12/1/41	850,000	850,000	(k)(l)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series A, Refunding	2.750%	11/1/29	400,000	400,000	(k)(l)
ExxonMobil Corp., Series B, Refunding	2.800%	11/1/29	4,625,000	4,625,000	(c)(k)(l)
ExxonMobil Corp., Subseries B-2, Refunding	2.800%	12/1/39	3,230,000	3,230,000	(c)(k)(l)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	2.750%	11/15/50	2,165,000	2,165,000	(k)(l)
Methodist Hospitals of Dallas Project, Series A, LOC - TD Bank N.A.	2.750%	10/1/41	1,365,000	1,365,000	(k)(l)
Total Texas				31,635,000
Utah — 0.4%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series C	2.950%	5/15/36	3,145,000	3,145,000	(k)(l)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	2.750%	5/15/58	8,610,000	8,610,000	(k)(l)
Total Utah				11,755,000
Washington — 0.0%††
King County, WA, GO, Series A, Refunding, SPA - TD Bank N.A.	2.950%	1/1/46	100,000	100,000	(k)(l)

See Notes to Financial Statements.

44	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — 0.3%
Wisconsin State Housing and Economic Development Authority Revenue, Series E, SPA - Federal Home Loan Bank of Chicago	2.400%	9/1/35	$7,015,000	$7,015,000	(c)(k)(l)
Total Short-Term Investments (Cost — $342,075,000)				342,075,000
Total Investments — 100.1% (Cost — $2,750,178,884)				2,608,737,843
TOB Floating Rate Notes — (0.5)%				(12,585,000)
Other Assets in Excess of Other Liabilities — 0.4%				10,925,014
Total Net Assets — 100.0%				$2,607,077,857

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	The coupon payment on this security is currently in default as of September 30, 2022.

(i)	The maturity principal is currently in default as of September 30, 2022.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Western Asset Intermediate-Term Municipals Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

GTD	— Guaranteed

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PSF	— Permanent School Fund

Q-SBLF	— Qualified School Board Loan Fund

SCAGO	— South Carolina Association of Government Organizations

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

46	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

September 30, 2022

Assets:
Investments, at value (Cost — $2,750,178,884)	$2,608,737,843
Cash	65,990
Interest receivable	30,201,297
Receivable for Fund shares sold	3,887,698
Receivable for securities sold	1,505,946
Other assets	458
Prepaid expenses	144,815
Total Assets	2,644,544,047

Liabilities:
Payable for securities purchased	15,758,401
TOB Floating Rate Notes (Note 1)	12,585,000
Payable for Fund shares repurchased	7,531,780
Investment management fee payable	729,106
Distributions payable	275,713
Service and/or distribution fees payable	144,170
Interest expense payable	14,479
Trustees’ fees payable	8,268
Accrued expenses	419,273
Total Liabilities	37,466,190
Total Net Assets	$2,607,077,857

Net Assets:
Par value (Note 7)	$4,493
Paid-in capital in excess of par value	2,865,623,038
Total distributable earnings (loss)	(258,549,674)
Total Net Assets	$2,607,077,857

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	47

Statement of assets and liabilities (unaudited) (cont’d)

September 30, 2022

Net Assets:
Class A	$ 704,764,746
Class C	$ 86,352,863
Class I	$1,182,631,791
Class IS	$ 633,328,457

Shares Outstanding:
Class A	121,473,909
Class C	14,850,797
Class I	203,910,496
Class IS	109,078,969

Net Asset Value:
Class A (and redemption price)	$ 5.80
Class C (and redemption price)	$ 5.81
Class I (and redemption price)	$ 5.80
Class IS (and redemption price)	$ 5.81

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$ 5.93

See Notes to Financial Statements.

48	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2022

Investment Income:
Interest	$38,485,496

Expenses:
Investment management fee (Note 2)	4,792,589
Service and/or distribution fees (Notes 2 and 5)	906,007
Transfer agent fees (Note 5)	863,460
Registration fees	100,844
Fund accounting fees	47,320
Interest expense	37,756
Legal fees	35,914
Audit and tax fees	29,055
Trustees’ fees	27,556
Shareholder reports	16,685
Commitment fees (Note 8)	10,148
Custody fees	7,781
Insurance	6,142
Miscellaneous expenses	8,735
Total Expenses	6,889,992
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(201,258)
Net Expenses	6,688,734
Net Investment Income	31,796,762

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(25,899,442)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(151,111,962)
Net Loss on Investments	(177,011,404)
Decrease in Net Assets From Operations	$(145,214,642)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	49

Statements of changes in net assets

For the Six Months Ended September 30, 2022 (unaudited) and the Year Ended March 31, 2022	September 30	March 31

Operations:
Net investment income	$31,796,762	$58,740,686
Net realized loss	(25,899,442)	(2,318,394)
Change in net unrealized appreciation (depreciation)	(151,111,962)	(152,470,702)
Decrease in Net Assets From Operations	(145,214,642)	(96,048,410)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(32,031,582)	(58,317,914)
Decrease in Net Assets From Distributions to Shareholders	(32,031,582)	(58,317,914)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	604,944,443	1,039,078,992
Reinvestment of distributions	30,533,341	54,981,705
Cost of shares repurchased	(713,166,629)	(746,637,214)
Increase (Decrease) in Net Assets From Fund Share Transactions	(77,688,845)	347,423,483
Increase (Decrease) in Net Assets	(254,935,069)	193,057,159

Net Assets:
Beginning of period	2,862,012,926	2,668,955,767
End of period	$2,607,077,857	$2,862,012,926

See Notes to Financial Statements.

50	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$6.19	$6.52	$6.21	$6.35	$6.31	$6.38

Income (loss) from operations:
Net investment income	0.07	0.13	0.16	0.18	0.20	0.20
Net realized and unrealized gain (loss)	(0.39)	(0.33)	0.31	(0.14)	0.04	(0.07)
Total income (loss) from operations	(0.32)	(0.20)	0.47	0.04	0.24	0.13

Less distributions from:
Net investment income	(0.07)	(0.13)	(0.16)	(0.18)	(0.20)	(0.20)
Total distributions	(0.07)	(0.13)	(0.16)	(0.18)	(0.20)	(0.20)

Net asset value, end of period	$5.80	$6.19	$6.52	$6.21	$6.35	$6.31
Total return[3]	(5.25)%	(3.20)%	7.57%	0.54%	3.88%	2.09%

Net assets, end of period (millions)	$ 705	$ 706	$ 700	$ 632	$ 515	$ 585

Ratios to average net assets:
Gross expenses	0.59%[4]	0.59%	0.59%	0.65%	0.76%	0.75%
Net expenses[5]	0.59 [4]	0.59	0.59 [6]	0.65 [6]	0.76 [6]	0.75 [6]
Net investment income	2.22 [4]	1.95	2.45	2.78	3.18	3.19

Portfolio turnover rate	15%	15%	16%	32%	22%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	51

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$6.20	$6.53	$6.22	$6.36	$6.32	$6.38

Income (loss) from operations:
Net investment income	0.05	0.09	0.12	0.14	0.16	0.17
Net realized and unrealized gain (loss)	(0.39)	(0.33)	0.31	(0.14)	0.04	(0.06)
Total income (loss) from operations	(0.34)	(0.24)	0.43	0.00 [3]	0.20	0.11

Less distributions from:
Net investment income	(0.05)	(0.09)	(0.12)	(0.14)	(0.16)	(0.17)
Total distributions	(0.05)	(0.09)	(0.12)	(0.14)	(0.16)	(0.17)

Net asset value, end of period	$5.81	$6.20	$6.53	$6.22	$6.36	$6.32
Total return[4]	(5.37)%	(3.76)%	6.93%	(0.04)%	3.27%	1.50%

Net assets, end of period (000s)	$86,353	$113,642	$166,814	$228,450	$432,511	$520,017

Ratios to average net assets:
Gross expenses	1.20%[5]	1.18%	1.18%	1.25%	1.34%	1.33%
Net expenses[6]	1.20 [5]	1.18	1.18 [7]	1.25 [7]	1.34	1.33 [7]
Net investment income	1.60 [5]	1.37	1.87	2.23	2.60	2.61

Portfolio turnover rate	15%	15%	16%	32%	22%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

52	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$6.19	$6.52	$6.21	$6.35	$6.31	$6.38

Income (loss) from operations:
Net investment income	0.07	0.14	0.17	0.19	0.21	0.21
Net realized and unrealized gain (loss)	(0.39)	(0.33)	0.31	(0.14)	0.04	(0.07)
Total income (loss) from operations	(0.32)	(0.19)	0.48	0.05	0.25	0.14

Less distributions from:
Net investment income	(0.07)	(0.14)	(0.17)	(0.19)	(0.21)	(0.21)
Total distributions	(0.07)	(0.14)	(0.17)	(0.19)	(0.21)	(0.21)

Net asset value, end of period	$5.80	$6.19	$6.52	$6.21	$6.35	$6.31
Total return[3]	(5.18)%	(3.05)%	7.76%	0.70%	4.04%	2.24%

Net assets, end of period (millions)	$1,183	$1,335	$1,416	$1,251	$1,222	$1,492

Ratios to average net assets:
Gross expenses	0.46%[4]	0.46%	0.45%	0.52%	0.61%	0.62%
Net expenses[5,6]	0.43 [4]	0.43	0.43	0.49	0.60	0.60
Net investment income	2.37 [4]	2.11	2.61	2.95	3.33	3.34

Portfolio turnover rate	15%	15%	16%	32%	22%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.43%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	53

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2022	2021	2020	2019[3]

Net asset value, beginning of period	$6.20	$6.52	$6.21	$6.36	$6.26

Income (loss) from operations:
Net investment income	0.07	0.14	0.17	0.19	0.11
Net realized and unrealized gain (loss)	(0.39)	(0.32)	0.31	(0.15)	0.11
Total income (loss) from operations	(0.32)	(0.18)	0.48	0.04	0.22

Less distributions from:
Net investment income	(0.07)	(0.14)	(0.17)	(0.19)	(0.12)
Total distributions	(0.07)	(0.14)	(0.17)	(0.19)	(0.12)

Net asset value, end of period	$5.81	$6.20	$6.52	$6.21	$6.36
Total return[4]	(5.14)%	(2.83)%	7.81%	0.61%	3.48%

Net assets, end of period (millions)	$633	$707	$386	$245	$200

Ratios to average net assets:
Gross expenses	0.37%[5]	0.37%	0.37%	0.43%	0.53%[5]
Net expenses[6]	0.37 [5]	0.37	0.37 [7]	0.43 [7]	0.53 [5]
Net investment income	2.44 [5]	2.16	2.66	3.00	3.42 [5]

Portfolio turnover rate	15%	15%	16%	32%	22%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2022 (unaudited).

[3]	For the period September 18, 2018 (inception date) to March 31, 2019.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended March 31, 2019.

See Notes to Financial Statements.

54	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

56	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,244,055,318	—	$2,244,055,318
Municipal Bonds Deposited in Tender Option Bond Trust	—	22,607,525	—	22,607,525
Total Long-Term Investments	—	2,266,662,843	—	2,266,662,843
Short-Term Investments†	—	342,075,000	—	342,075,000
Total Investments	—	$2,608,737,843	—	$2,608,737,843

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

58	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements, between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.75%, 1.35%, 0.43%, and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the six months ended September 30, 2022, fees waived and/or expenses reimbursed amounted to $201,258.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at September 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class I
Expires March 31, 2023	$326,689
Expires March 31, 2024	329,159
Expires March 31, 2025	201,258
Total fee waivers/expense reimbursements subject to recapture	$857,106

For the six months ended September 30, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$4,747
CDSCs	12,421

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended September 30, 2022, such purchase and sale transactions (excluding accrued interest) were $440,625,000 and $274,210,000, respectively.

60	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

3. Investments

During the six months ended September 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$446,269,228	—
Sales	347,130,525	$6,044,746

At September 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$2,737,593,884	$4,881,597	$(146,322,638)	$(141,441,041)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

4. Derivative instruments and hedging activities

During the six months ended September 30, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$533,809	$251,667
Class C	372,198	39,512
Class I	—	570,608
Class IS	—	1,673
Total	$906,007	$863,460

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

For the six months ended September 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$201,258
Class IS	—
Total	$201,258

6. Distributions to shareholders by class

	Six Months Ended September 30, 2022	Year Ended March 31, 2022
Net Investment Income:
Class A	$7,976,142	$14,139,436
Class C	798,318	2,010,425
Class I	14,951,164	30,726,040
Class IS	8,305,958	11,442,013
Total	$32,031,582	$58,317,914

7. Shares of beneficial interest

At September 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2022		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	23,469,716	$141,427,650	24,883,240	$162,308,326
Shares issued on reinvestment	1,285,774	7,711,608	2,074,948	13,532,416
Shares repurchased	(17,350,822)	(104,494,939)	(20,265,370)	(131,948,229)
Net increase	7,404,668	$44,644,319	6,692,818	$43,892,513

Class C
Shares sold	664,240	$4,017,303	5,080,913	$33,544,596
Shares issued on reinvestment	132,334	796,074	302,747	1,981,459
Shares repurchased	(4,262,271)	(25,734,835)	(12,616,900)	(82,620,219)
Net decrease	(3,465,697)	$(20,921,458)	(7,233,240)	$(47,094,164)

62	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

	Six Months Ended September 30, 2022		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares sold	43,931,091	$264,587,576	63,514,624	$415,194,987
Shares issued on reinvestment	2,288,369	13,723,189	4,318,739	28,171,112
Shares repurchased	(58,015,068)	(348,369,553)	(69,413,585)	(452,617,359)
Net decrease	(11,795,608)	$(70,058,788)	(1,580,222)	$(9,251,260)

Class IS
Shares sold	32,320,791	$194,911,914	65,512,879	$428,031,083
Shares issued on reinvestment	1,382,295	8,302,470	1,737,163	11,296,718
Shares repurchased	(38,774,564)	(234,567,302)	(12,247,325)	(79,451,407)
Net increase (decrease)	(5,071,478)	$(31,352,918)	55,002,717	$359,876,394

8. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended September 30, 2022.

9. Deferred capital losses

As of March 31, 2022, the Fund had deferred capital losses of $93,900,719, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

64	Western Asset Intermediate-Term Municipals Fund 2022 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with LMPFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 19, 2022. At an in-person meeting held on May 12, 2022, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers

Western Asset Intermediate-Term Municipals Fund	65

Board approval of management and subadvisory agreements (unaudited) (cont’d)

associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional intermediate municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2021 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3- and 10-year periods and was approximately equal to the performance of its benchmark index for the 5-year period. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because LMPFA pays the Subadviser for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as

66	Western Asset Intermediate-Term Municipals Fund

its actual total expense ratio to its peer group, consisting of a group of institutional intermediate municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2023.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Intermediate-Term Municipals Fund	67

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP for the Franklin Templeton and Legg Mason Funds is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

68	Western Asset Intermediate-Term Municipals Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Intermediate-Term Municipals Fund	69

Western Asset

Intermediate-Term Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company,

LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD0804 11/22 SR22-4526

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	November 25, 2022